14 RESTRICTED STOCK UNITS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of restricted shares outstanding	$ 590,869	$ 83,189
Number of restricted stock units vested	83,189	0